FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	$ 27,764	$ 19,775
Income taxes payable	3,038	1,947
Loans payable	9,672	8,875
Lease liabilities	1,094	1,238	$ 1,422
Provision for reclamation and rehabilitation	8,876	$ 8,403
Capital expenditure commitments	955
Operating leases	856
Total contractual obligations	52,255
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	27,764
Income taxes payable	3,038
Loans payable	3,582
Lease liabilities	173
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	955
Operating leases	135
Total contractual obligations	35,647
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Loans payable	5,598
Lease liabilities	287
Provision for reclamation and rehabilitation	4,673
Operating leases	219
Total contractual obligations	10,777
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Loans payable	492
Lease liabilities	247
Provision for reclamation and rehabilitation	1,978
Operating leases	219
Total contractual obligations	2,936
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	387
Provision for reclamation and rehabilitation	2,225
Operating leases	283
Total contractual obligations	$ 2,895